Subsequent event	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent event	Subsequent event
Avenue Holding Cayman Ltd
On January 30, 2026, ITAÚ UNIBANCO HOLDING, through its subsidiary ITB Holding Brasil Participações Ltda., acquired an additional 17.2% ownership interest in Avenue Holding Cayman Ltd and started holding control of the company with a 50.1% ownership in total capital. The acquisition results from the second stage of the agreement for the purchase and sale of shares entered into in July 2022.
Effective acquisitions and financial settlements occurred after the required regulatory approvals.